Available-For-Sale Securities	12 Months Ended
Dec. 31, 2011
Available-For-Sale Securities [Abstract]
AVAILABLE-FOR-SALE SECURITIES
8.	AVAILABLE-FOR-SALE SECURITIES

The Company’s available-for-sale securities are primarily comprised of highly rated Corporate, U.S. Treasury, and U.S. federally-sponsored Agency Bonds and are recorded at fair value. The Company held available-for-sale securities of $12,323,000 and $9,795,000 million as of December 31, 2011 and 2010, respectively. Interest income from the available-for-sale securities was $227,000 for 2011, $178,000 for 2010, and was nominal for 2009. The available-for-sale securities held as of December 31, 2009 were purchased late in December 2009 and had no unrealized gains or losses.

The following table presents the Company’s debt securities as of December 31, 2011 and 2010:

(In thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Debt securities
December 31, 2010	$9,812	$23	$(40)	$9,795
December 31, 2011	$12,370	$36	$(83)	$12,323

The following table presents the Company’s maturities of debt securities at fair value as of December 31, 2011:

(In thousands)
Mature within one year	$2,822
Mature in one to five years	9,501
Total	$12,323